INCOME TAXES - Additional Information (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Valuation allowance
Unrecognized tax positions
Penalties or interest incurred	0	$ 0	$ 0
Domestic Tax Authority
Income Tax Contingency [Line Items]
Net operating losses	152,100,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating losses	$ 9,600,000